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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


Invesco Aim Advisors, Inc.


   October 22, 2008


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Variable Insurance Funds
        CIK No. 0000896435

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Variable Insurance Funds (the "Fund") that the Prospectuses and Statement of Additional Information relating to the Series I and II shares of AIM V.I. PowerShares ETF Allocation Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 37 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on October 21, 2008.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

   Sincerely,

   /s/ PETER DAVIDSON

   Peter Davidson
   Assistant General Counsel